Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP Morgan Fleming Mutual Fund Group Inc
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2023